Supplemental cash flow information - Disclosure of detailed information about changes in non cash transactions impacting Statements of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flows Information [Abstract]
Change in asset retirement provisions included in MPP&E	$ 10,628	$ 0
Capitalized leases included in MPP&E	$ 27,816	$ 0